Document and Entity Information	Feb. 08, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001091748
Document Type	8-K/A
Document Period End Date	Feb. 08, 2021
Entity Registrant Name	Argo Group International Holdings, Ltd.
Entity Incorporation State Country Code	D0
Entity File Number	001-15259
Entity Tax Identification Number	98-0214719
Entity Address, Address Line One	90 Pitts Bay Road
Entity Address, Address Line Two	P.O. Box HM 1282
Entity Address, Address Line Three	Hamilton HM FX
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	296-5858
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	In a Current Report on Form 8-K filed on February 8, 2021 (the “Original 8-K”) Argo Group International Holdings, Ltd. (the “Company”) announced the appointment of Scott Kirk as Chief Financial Officer, effective March 1, 2021. As previously announced, Mr. Kirk will succeed Jay Bullock as the Company’s Principal Financial Officer and Principal Accounting Officer, effective at the time of his appointment as Chief Financial Officer. This Form 8-K/A amends the Original 8-K to revise the effective date of Mr. Kirk’s appointment due to an unforeseen delay in the Company’s filing of its annual report on Form 10-K for the fiscal year ended December 31, 2020 (the “2020 10-K”). As a result, Mr. Kirk will become the Chief Financial Officer on the first business day after the Company files the 2020 10-K with the Securities and Exchange Commission. Mr. Bullock will remain the Chief Financial Officer of the Company until such date.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value of $1.00 per share
Trading Symbol	ARGO
Security Exchange Name	NYSE
Guarantee Of Argo Group US Inc 6500 Senior Notes Due 2042 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Argo Group U.S., Inc. 6.500% Senior Notes due 2042
Trading Symbol	ARGD
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A 7.00 Resettable Fixed Rate Preference Share Series A Par Value 1.00 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/1,000th Interest in a 7.00% Resettable Fixed Rate Preference Share, Series A, par value $1.00 per share
Trading Symbol	ARGOPrA
Security Exchange Name	NYSE